Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

18. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and consolidated VIEs” and the income (loss) of the subsidiary and consolidated VIEs is presented as “share of income (loss) of subsidiaries and consolidated VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments or guarantees as of December 31, 2024 and 2025.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	1,081	2,216	317
Prepaid expenses and other current assets	1,086	630	90
Total current assets	2,167	2,846	407

Non-current assets
Investments in subsidiaries and consolidated VIEs	1,219,246	636,348	90,997

TOTAL ASSETS	1,221,413	639,194	91,404

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	2,078	2,005	287
Amounts due to subsidiaries	20,241	21,780	3,114
Total current liabilities	22,319	23,785	3,401
Total liabilities	22,319	23,785	3,401

Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 38,922,726 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2024, respectively; 39,537,710 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2025, respectively.
Class A ordinary shares	444,162	451,666	64,588
Class B ordinary shares	23,896	23,896	3,417
Treasury stocks	(19,952)	(19,952)	(2,853)
Shares to be issued	20,817	20,817	2,977
Statutory reserves	50,705	34,091	4,875
Retained earnings	662,499	92,024	13,159
Accumulated other comprehensive income	16,967	12,867	1,840
Total shareholder’s equity	1,199,094	615,409	88,003

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,221,413	639,194	91,404

PARENT COMPANY STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Share of income (loss) of subsidiaries and consolidated VIEs	(4,915)	54,431	(577,911)	(82,640)
General administrative expense and others	(14,923)	(9,567)	(5,255)	(752)
Research and development expenses	(5,496)	(5,179)	(3,923)	(561)
Change in fair value of warrant liabilities	170	-	-	-
Change in fair value of contingent consideration	(5,624)	-	-	-
Net income (loss)	(30,788)	39,685	(587,089)	(83,953)
Other comprehensive income (loss) - foreign currency translation adjustment	(105)	(998)	(4,100)	(586)
Comprehensive income (loss) attributable to the Company’s shareholders	(30,893)	38,687	(591,189)	(84,539)

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net (loss) income	(30,788)	39,685	(587,089)	(83,953)
Equity in loss (earning) of subsidiaries	4,915	(54,431)	577,911	82,640
Change in fair value of warrant liabilities	(170)	-	-	-
Change in fair value of contingent consideration	5,624	-	-	-
Share based compensation	13,637	10,579	7,504	1,073
Changes in operating assets and liabilities
Prepaid expense and other current assets	425	(266)	456	65
Accrued expenses and other current liabilities	254	72	(73)	(10)
Net cash used in operating activities	(6,103)	(4,361)	(1,291)	(185)

Cash flows from financing activities
Due to subsidiaries	29,294	(17,406)	2,426	347
Share repurchase	(2,734)	(736)	-	-
Net cash provided by (used in) financing activities	26,560	(18,142)	2,426	347

Net increase (decrease) in cash and cash equivalents	20,457	(22,503)	1,135	162
Cash and cash equivalents at beginning of the year	3,127	23,584	1,081	155
Cash and cash equivalents at end of the year	23,584	1,081	2,216	317